United States
Securities and Exchange Commission
Washington, DC   20549

Form 13-F

Form 13-F Cover Page

Report for the Calendar Year of the Quarter Ended
December 31, 2007.

Institutional Investment Manager Filing this Report:

Name:		Ayrshire Associates, Inc.
Address:	1800 K Street, NW
		Suite 1030
		Washington, DC   20006

13-F File Number:	028-07230

The Institutional Investment Manager filing this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form.

Person signing the report on behalf of Reporting
Manager

Name:		James K. Ferguson
Title:		President
Phone:		202-293-9113

Signature, Place and Date of Signing:

James K. Ferguson	Washington, DC   	2/5/08

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Chevy Chase Bank Ser C 8% Pfd  PRF              166779207      574    22550 SH       SOLE                    22550
AT&T Inc                       COM              00206R102     1514    36419 SH       SOLE                    36419
Abbott Labs                    COM              002824100      213     3800 SH       SOLE                     3800
Akamai Technologies            COM              00971T101      222     6405 SH       SOLE                     6405
Allegheny Technologies         COM              01741R102      672     7775 SH       SOLE                     7775
Alliance-Bernstein Holding LP  COM              01881G106     2016    26795 SH       SOLE                    26795
American Express               COM              025816109      874    16800 SH       SOLE                    16800
Apple Inc                      COM              037833100     5593    28235 SH       SOLE                    28235
Baker Hughes                   COM              057224107     3349    41295 SH       SOLE                    41295
Bank of America                COM              060505104     5704   138246 SH       SOLE                   138246
Baxter International           COM              071813109     1188    20470 SH       SOLE                    20470
Berkshire Hathaway Class A     COM                             283        2 SH       SOLE                        2
CB Richard Ellis Group         COM              12497T101      502    23300 SH       SOLE                    23300
ChevronTexaco                  COM              166764100      823     8815 SH       SOLE                     8815
Cisco Systems                  COM              17275R102     3078   113698 SH       SOLE                   113698
ConocoPhillips                 COM              20825C104     3397    38467 SH       SOLE                    38467
Constellation Energy Group     COM              210371100     1550    15115 SH       SOLE                    15115
Corporate Office Properties Tr COM              22002T108     1551    49250 SH       SOLE                    49250
Covance                        COM              222816100     5166    59635 SH       SOLE                    59635
Danaher                        COM              235851102     4786    54544 SH       SOLE                    54544
Dow Chemical                   COM              260543103      200     5075 SH       SOLE                     5075
Dun & Bradstreet               COM              26483E100     1662    18750 SH       SOLE                    18750
Express Scripts                COM              302182100     3712    50855 SH       SOLE                    50855
Exxon Mobil                    COM              30231G102     7007    74784 SH       SOLE                    74784
FMC Technologies               COM              30249U101     1351    23835 SH       SOLE                    23835
Genentech                      COM              368710406      593     8835 SH       SOLE                     8835
General Electric               COM              369604103     2204    59444 SH       SOLE                    59444
General Growth Properties      COM              370021107     1986    48225 SH       SOLE                    48225
Genzyme Corp                   COM              372917104     1468    19715 SH       SOLE                    19715
Goldman Sachs                  COM              38141G104     1824     8480 SH       SOLE                     8480
Google Class A                 COM              38259P508     3894     5632 SH       SOLE                     5632
Hansen Natural Corp            COM              411310105     2498    56409 SH       SOLE                    56409
Harris                         COM              413875105     5584    89085 SH       SOLE                    89085
Hewlett-Packard                COM              428236103     4980    98652 SH       SOLE                    98652
Johnson & Johnson              COM              478160104      356     5340 SH       SOLE                     5340
Johnson Controls Inc           COM              478366107     3308    91780 SH       SOLE                    91780
L-3 Communications             COM              502424104     1857    17530 SH       SOLE                    17530
LabCorp                        COM              50540R409     4158    55055 SH       SOLE                    55055
McDonald's                     COM              580135101     6350   107785 SH       SOLE                   107785
Micros Systems                 COM              594901100     2251    32090 SH       SOLE                    32090
Microsoft                      COM              594918104     2268    63712 SH       SOLE                    63712
News Corp Ltd. ADR             COM              65248E104      752    36710 SH       SOLE                    36710
Nord Resources Corp            COM              655555100       62    65000 SH       SOLE                    65000
Omnicom Group                  COM              681919106     1742    36650 SH       SOLE                    36650
Penn National Gaming Inc       COM              707569109      265     4450 SH       SOLE                     4450
PepsiCo                        COM              713448108     4003    52741 SH       SOLE                    52741
Precision Castparts            COM              740189105     5081    36633 SH       SOLE                    36633
Procter & Gamble               COM              742718109     1841    25079 SH       SOLE                    25079
Quality Systems Inc            COM              747582104     1869    61285 SH       SOLE                    61285
SEI Investments                COM              784117103     5176   160895 SH       SOLE                   160895
Schlumberger                   COM              806857108     1257    12779 SH       SOLE                    12779
T. Rowe Price Group            COM              74144T108     5851    96115 SH       SOLE                    96115
Tower Group Inc                COM              891777104     3814   114205 SH       SOLE                   114205
United Technologies            COM              913017109     1310    17120 SH       SOLE                    17120
Walgreen                       COM              931422109     2642    69391 SH       SOLE                    69391
Washington REIT                COM              939653101      283     9024 SH       SOLE                     9024
Wells Fargo                    COM              949746101     1294    42855 SH       SOLE                    42855
XTO Energy                     COM              98385X106     4550    88587 SH       SOLE                    88587
S&P Depositary Receipts                         78462F103    10274 70270.0000SH      SOLE               70270.0000
Schwab Institutional Select S&                                 960 82805.3840SH      SOLE               82805.3840
Vanguard Mid-Cap ETF                            922908629     3522 46578.0000SH      SOLE               46578.0000